RISK MANAGEMENT AND HEDGING ACTIVITIES USING DERIVATIVES (Tables)	3 Months Ended
Mar. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of derivatives
The following table sets forth the fair values of derivative instruments for the periods indicated:

		March 31, 2017		December 31, 2016
	Location in our Consolidated Balance Sheets	Assets	(Liabilities)	Assets	(Liabilities)
		(Thousands of dollars)
Derivatives designated as hedging instruments
Commodity contracts
Financial contracts	Other current assets/other current liabilities	$6,154	$(25,855)	$1,155	$(49,938)
	Other assets/deferred credits and other liabilities	6,683	—	210	(2,142)
Physical contracts	Other current assets/other current liabilities	87	(1,393)	—	(3,022)
	Other assets	421	—	—	—
Interest-rate contracts	Other current assets/other current liabilities	90	(11,316)	—	(12,795)
	Other assets	47,824	—	47,457	—
Total derivatives designated as hedging instruments		61,259	(38,564)	48,822	(67,897)
Derivatives not designated as hedging instruments
Commodity contracts
Financial contracts	Other current assets/other current liabilities	4,451	(3,796)	4,346	(4,239)
	Other assets/deferred credits and other liabilities	680	(668)	—	—
Total derivatives not designated as hedging instruments		5,131	(4,464)	4,346	(4,239)
Total derivatives		$66,390	$(43,028)	$53,168	$(72,136)

Notional amounts of derivative instruments
The following table sets forth the notional quantities for derivative instruments held for the periods indicated:

		March 31, 2017		December 31, 2016
	Contract Type	Purchased/ Payor	Sold/ Receiver	Purchased/ Payor	Sold/ Receiver
Derivatives designated as hedging instruments:
Cash flow hedges
Fixed price
- Natural gas (Bcf)	Futures and swaps	—	(38.2)	—	(38.4)
- Natural gas (Bcf)	Put options	36.0	—	49.5	—
- Crude oil and NGLs (MMBbl)	Futures, forwards and swaps	0.3	(4.5)	—	(3.6)
Basis
- Natural gas (Bcf)	Futures and swaps	—	(38.2)	—	(38.4)
Interest-rate contracts (Millions of dollars)	Swaps	$2,150.0	$—	$2,150.0	$—
Derivatives not designated as hedging instruments:
Fixed price
- Natural gas (Bcf)	Futures and swaps	3.5	—	0.4	—
- NGLs (MMBbl)	Futures, forwards and swaps	0.7	(2.6)	0.5	(0.7)
Basis
- Natural gas (Bcf)	Futures and swaps	3.5	—	0.4	—

Schedule of cash flow hedging instruments effect on comprehensive income (loss)
The following table sets forth the unrealized effect of cash flow hedges recognized in other comprehensive income (loss) for the periods indicated:

Derivatives in Cash Flow Hedging Relationships	Three Months Ended
	March 31,
	2017	2016
	(Thousands of dollars)
Commodity contracts	$27,328	$11,678
Interest-rate contracts	1,529	(31,611)
Total unrealized gain (loss) recognized in other comprehensive income (loss) on derivatives (effective portion)	$28,857	$(19,933)

Schedule of cash flow hedging instruments effect on income
The following table sets forth the effect of cash flow hedges in our Consolidated Statements of Income for the periods indicated:

Derivatives in Cash Flow Hedging Relationships	Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Net Income (Effective Portion)	Three Months Ended
		March 31,
		2017	2016
		(Thousands of dollars)
Commodity contracts	Commodity sales revenues	$(15,319)	$14,499
Interest-rate contracts	Interest expense	(5,329)	(4,698)
Total gain (loss) reclassified from accumulated other comprehensive loss into net income on derivatives (effective portion)		$(20,648)	$9,801